FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets Measured at Fair Value
The following table presents the Plan’s assets measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in Accounting Standards Codification Topic 820, “Fair Value Measurement.”

	December 31, 2025		December 31, 2024
dollars in thousands	Total	Level 1	Total	Level 1
Mutual Funds	$26,090	$26,090	$20,236	$20,236
Common Stock Funds (a)	995	995	2,946	2,946
Collective Trusts	32,810	32,810	23,456	23,456
	$59,895	$59,895	$46,638	$46,638
(a)As of December 31, 2025, the common stock held by the Plan consisted of BellRing common stock held in the BellRing Common Stock Fund. As of December 31, 2024, the common stock held by the Plan consisted of BellRing common stock held in the BellRing Common Stock Fund and Post common stock held in the Post Common Stock Fund. See Note 1 for information regarding the Post Common Stock Fund.